Performance Management	Dec. 31, 2025
Guinness Atkinson Alternative Energy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The annual returns bar chart demonstrates the risks of investing in the Alternative Energy Fund by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance, before or after taxes, is not indicative of future performance.
Performance Information Illustrates Variability of Returns [Text]	The annual returns bar chart demonstrates the risks of investing in the Alternative Energy Fund by showing how the Fund’s performance has varied from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return for the Fund as of March 31, 2026, was (0.63)%.

During the period shown in the bar chart, the best performance for a quarter was 39.10% (for the quarter ended December 31, 2020). The worst performance was (20.78)% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(0.63%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	39.10%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(20.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns as of 12/31/25	One Year	Five Years	Ten Years
Alternative Energy Fund:
Return Before Taxes	26.65%	0.63%	7.78%
Return After Taxes on Distributions(1)	26.65%	0.63%	7.78%
Return After Taxes on Distributions and Sale of Fund Shares(1)	15.94%	0.51%	6.37%
MSCI World Index (Net Return) (Reflects no Deductions for Fees and Expenses)	21.09%	12.14%	12.16%

(1)    After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no Deductions for Fees and Expenses
Performance Availability Website Address [Text]	www.gafunds.com
Guinness Atkinson Asia Focus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The annual returns bar chart demonstrates the risks of investing in the Asia Focus Fund by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance, before or after taxes, is not indicative of future performance.
Performance Information Illustrates Variability of Returns [Text]	The annual returns bar chart demonstrates the risks of investing in the Asia Focus Fund by showing how the Fund’s performance has varied from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return for the Fund as of March 31, 2026, was 0.00%.

During the period shown in the bar chart, the best performance for a quarter was 20.34% (for the quarter ended December 31, 2020). The worst performance was (20.97)% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	none
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	20.34%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(20.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.
Performance [Table]
Average Annual Total Returns as of 12/31/25	One Year	Five Years	Ten Years
Asia Focus Fund:
Return Before Taxes	29.67%	(0.68)%	7.23%
Return After Taxes on Distributions(1)	27.77%	(1.56)%	6.31%
Return After Taxes on Distributions and Sale of Fund Shares(1)	19.10%	(0.48)%	5.91%
MSCI AC Asia Pacific ex Japan Index(2) (Net Return) (Reflects No Deductions for Fees and Expenses)	29.56%	4.19%	8.46%
MSCI AC Far East ex Japan Index (Net Return) (Reflects No Deductions for Fees and Expenses)	40.69%	3.19%	8.47%

(1)    After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

(2)    As of May 1, 2026, the Fund’s primary benchmark is MSCI AC Asia Pacific ex Japan Index (NR), which provides a more accurate and relevant performance evaluation. The change in benchmark does not reflect any change in the Fund’s investment objectives, policies or strategies.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects No Deductions for Fees and Expenses
Performance Availability Website Address [Text]	www.gafunds.com
Guinness Atkinson China & Hong Kong Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The annual returns bar chart demonstrates the risks of investing in the China & Hong Kong Fund by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance, before or after taxes, is not indicative of future performance.
Performance Information Illustrates Variability of Returns [Text]	The annual returns bar chart demonstrates the risks of investing in the China & Hong Kong Fund by showing how the Fund’s performance has varied from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return for the Fund as of March 31, 2026, was (2.77)%.

During the period shown in the bar chart, the best performance for a quarter was 20.64% (for the quarter ended September 30, 2024). The worst performance was (24.79)% (for the quarter ended September 30, 2022).

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(2.77%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	20.64%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(24.79%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns as of 12/31/25	One Year	Five Years	Ten Years
China & Hong Kong Fund:
Return Before Taxes	28.96%	(4.71)%	3.64%
Return After Taxes on Distributions(1)	28.81%	(5.75)%	2.36%
Return After Taxes on Distributions and Sale of Fund Shares(1)	17.55%	(3.50)%	2.88%
MSCI China Index (Net Return) (Reflects No Deductions for Fees and Expenses)	31.17%	(3.19)%	5.53%

(1)    After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects No Deductions for Fees and Expenses
Performance Availability Website Address [Text]	www.gafunds.com
Guinness Atkinson Global Energy Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The annual returns bar chart demonstrates the risks of investing in the Global Energy Fund by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index, as well as energy sector index that, more closely resembles the investments of the Fund. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance, before or after taxes, is not indicative of future performance.
Performance Information Illustrates Variability of Returns [Text]	The annual returns bar chart demonstrates the risks of investing in the Global Energy Fund by showing how the Fund’s performance has varied from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return for the Fund as of March 31, 2026, was 37.85%.

During the period shown in the bar chart, the best performance for a quarter was 30.90% (for the quarter ended December 31, 2020). The worst performance was (48.98)% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	37.85%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	30.90%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(48.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns as of 12/31/25	One Year	Five Years	Ten Years
Global Energy Fund:
Return Before Taxes	16.90%	18.24%	5.52%
Return After Taxes on Distributions(1)	16.44%	17.69%	5.16%
Return After Taxes on Distributions and Sale of Fund Shares(1)	10.86%	15.13%	4.58%
MSCI World Index (Net Return) (Reflects No Deductions for Fees and Expenses)	21.09%	12.14%	12.16%
MSCI World Energy Index (Net Return) (Reflects No Deductions for Fees and Expenses)	13.32%	19.53%	7.62%

(1)    After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects No Deductions for Fees and Expenses
Performance Availability Website Address [Text]	www.gafunds.com
Guinness Atkinson Global Innovators Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The annual returns bar chart demonstrates the risks of investing in the Global Innovators Fund by showing how the performance of the Fund’s Investor Class shares has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of two broad-based securities market indices. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website: www.gafunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance, before or after taxes, is not indicative of future performance.
Performance Information Illustrates Variability of Returns [Text]	The annual returns bar chart demonstrates the risks of investing in the Global Innovators Fund by showing how the performance of the Fund’s Investor Class shares has varied from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return for the Fund as of March 31, 2026, was (6.14)%.

During the period shown in the bar chart, the best performance for a quarter was 27.36% (for the quarter ended June 30, 2020). The worst performance was (19.73)% (for the quarter ended June 30, 2022).

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(6.14%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	27.36%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(19.73%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns as of 12/31/25	One Year	Five Years	Ten Years
Global Innovators Fund:
Investor Class Return Before Taxes	20.24%	11.35%	14.64%
Investor Class Return After Taxes on Distributions(1)	16.10%	8.41%	12.64%
Investor Class Return After Taxes on Distributions and Sale of Fund Shares(1)	14.90%	8.50%	11.84%
Institutional Class Return Before Taxes*	20.54%	11.63%	14.92%
MSCI World Index (Net Return) (Reflects No Deductions for Fees and Expenses)	21.09%	12.14%	12.16%

*   The Fund’s Institutional Class shares were issued on December 31, 2015. Performance information shown for the Institutional Class prior to December 31, 2015, is based on the performance of the Investor Class.

(1)    After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are shown for Investor Class Shares only and after-tax returns for classes other than Investor Class will vary from returns shown for Investor Class.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Investor Class Shares only and after-tax returns for classes other than Investor Class will vary from returns shown for Investor Class.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects No Deductions for Fees and Expenses
Performance Availability Website Address [Text]	www.gafunds.com
Guinness Atkinson Asia Pacific Dividend Builder ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Guinness Atkinson Asia Pacific Dividend Builder ETF.

The Guinness Atkinson Asia Pacific Dividend Builder ETF acquired the assets and liabilities of the predecessor mutual fund, the Guinness Atkinson Asia Pacific Dividend Builder Fund, on March 26, 2021. As a result of the transaction, the Fund adopted the accounting and performance history of its predecessor mutual fund, the Guinness

Atkinson Asia Pacific Dividend Builder Fund. The information shown below is for the predecessor mutual fund. The Fund’s total net operating expense ratio is lower than the net operating expense ratio of the predecessor mutual fund. Returns in the bar chart and table for the predecessor fund have not been adjusted.

The annual returns bar chart demonstrates the risks of investing in the Guinness Atkinson Asia Pacific Dividend Builder ETF by showing how the predecessor mutual fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the predecessor mutual fund’s average annual returns compare with those of a broad-based index. Unlike the predecessor mutual fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available from the Fund’s website, www.gafunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance, before or after taxes, is not indicative of future performance.
Performance Information Illustrates Variability of Returns [Text]	The annual returns bar chart demonstrates the risks of investing in the Guinness Atkinson Asia Pacific Dividend Builder ETF by showing how the predecessor mutual fund’s performance has varied from year to year.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return for the Fund as of March 31, 2026, was (4.04)%.

During the period shown in the bar chart, the best performance for the predecessor mutual fund for a quarter was 20.34% (for the quarter ended December 31, 2020). The worst performance was (21.11)% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(4.04%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	20.34%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(21.11%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their mutual fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.
Performance [Table]
Average Annual Total Returns as of 12/31/25	One Year	Five Years	Ten Years
Guinness Atkinson Asia Pacific Dividend Builder ETF
Return Before Taxes	22.42%	7.53%	9.37%
Return After Taxes on Distributions(1)	21.43%	5.73%	7.71%
Return After Taxes on Distributions and Sale of Fund Shares(1)	13.65%	5.29%	7.06%
MSCI AC Asia Pacific ex Japan Index(2) (Net Return) (Reflects No Deductions for Fees and Expenses)	29.56%	4.19%	8.46%
MSCI AC Pacific ex Japan Index (Net Return) (Reflects No Deductions for Fees and Expenses)	35.79%	3.77%	8.39%

(1)       This table shows returns for the predecessor mutual fund. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their mutual fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

(2)       As of May 1, 2026, the Fund’s primary benchmark is MSCI AC Asia Pacific ex Japan Index (NR), which provides a more accurate and relevant performance evaluation. The change in benchmark does not reflect any change in the Fund’s investment objectives, policies or strategies.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects No Deductions for Fees and Expenses
Performance Availability Website Address [Text]	www.gafunds.com
Guinness Atkinson Dividend Builder ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Guinness Atkinson Dividend Builder ETF.

The Guinness Atkinson Dividend Builder ETF acquired the assets and liabilities of the predecessor mutual fund, the Guinness Atkinson Dividend Builder Fund, on March 26, 2021. As a result of the transaction, the Fund adopted the accounting and performance history of its predecessor mutual fund, the Guinness Atkinson Dividend Builder Fund. The information shown below is for the predecessor mutual fund. The Fund’s total net operating expense ratio is lower than the net operating expense ratio of the predecessor mutual fund. Returns in the bar chart and table for the predecessor fund have not been adjusted.

The annual returns bar chart demonstrates the risks of investing in the Guinness Atkinson Dividend Builder ETF by showing how the predecessor mutual fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the predecessor mutual fund’s average annual returns compare with a broad-based securities market index. Unlike the predecessor mutual fund’s returns, these index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available from the Fund’s website www.gafunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance, before or after taxes, is not indicative of future performance.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Guinness Atkinson Dividend Builder ETF.
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return for the Fund as of March 31, 2026, was (1.71)%.

During the period shown in the bar chart, the best performance for a quarter was 15.33% (for the quarter ended June 30, 2020. The worst performance was (18.55)% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(1.71%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	15.33%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(18.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns as of 12/31/25	One Year	Five Years	Ten Years
Guinness Atkinson Dividend Builder ETF
Return Before Taxes	11.57%	10.44%	11.25%
Return After Taxes on Distributions(1)	10.88%	9.40%	10.42%
Return After Taxes on Distributions and Sale of Fund Shares(1)	7.33%	8.05%	9.12%
MSCI World Index (Net Return) (Reflects No Deductions for Fees and Expenses)	21.09%	12.14%	12.16%

(1)      After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects No Deductions for Fees and Expenses
Performance Availability Website Address [Text]	www.gafunds.com
Guinness Atkinson International Dividend Builder ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it has not yet been in operation for a full calendar year.
Guinness Atkinson Real Assets Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	No performance information is presented for the Fund because it has not yet been in operation for a full calendar year.
Guinness Atkinson Smart Transportation & Technology ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Guinness Atkinson Smart Transportation & Technology ETF by showing how the fund’s performance has varied from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Updated performance information is available from the Fund’s website, www.gafunds.com. Past performance, before or after taxes, is not indicative of future performance.

The annual returns bar chart demonstrates the risks of investing in the Guinness Atkinson Smart Transportation & Technology ETF by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance, before or after taxes, is not indicative of future performance.
Performance Information Illustrates Variability of Returns [Text]	The annual returns bar chart demonstrates the risks of investing in the Guinness Atkinson Smart Transportation & Technology ETF by showing how the Fund’s performance has varied from year to year.
Bar Chart [Heading]	Calendar-Year Total Returns (before taxes) For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return for the Fund as of March 31, 2026, was 1.94%.

During the period shown in the bar chart, the best performance for a quarter was 30.64% (for the quarter ended December 31, 2020). The worst performance was (24.25)% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.94%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	30.64%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(24.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns as of 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns as of 12/31/25	One Year	Five Years	Since Inception (November 14, 2019)
Guinness Atkinson Smart Transportation & Technology ETF
Return Before Taxes	27.55%	7.24%	15.19%
Return After Taxes on Distributions(1)	27.44%	6.91%	14.70%
Return After Taxes on Distributions and Sale of Fund Shares(1)	16.71%	5.67%	12.30%
MSCI World Index (Net Return) (Reflects No Deductions for Fees and Expenses)	21.09%	12.14%	13.24%

(1)      After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects No Deductions for Fees and Expenses
Performance Availability Website Address [Text]	www.gafunds.com
Guinness Atkinson Sustainable Energy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Guinness Atkinson Sustainable Energy ETF by showing how the fund’s performance has varied from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Updated performance information is available from the Fund’s website, www.gafunds.com. Past performance does not necessarily indicate how the Fund will perform in future periods.

The annual returns bar chart demonstrates the risks of investing in the Guinness Atkinson Sustainable Energy ETF by showing how the Fund’s performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad-based securities market index. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website www.gafunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in future periods.
Performance Information Illustrates Variability of Returns [Text]	The annual returns bar chart demonstrates the risks of investing in the Guinness Atkinson Sustainable Energy ETF by showing how the Fund’s performance has varied from year to year.
Bar Chart [Heading]	Calendar-Year Total Returns (before taxes) For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return for the Fund as of March 31, 2026, was (1.51)%.

During the period shown in the bar chart, the best performance for a quarter was 17.72% (for the quarter ended June 30, 2025). The worst performance was (15.99)% (for the quarter ended September 30, 2023).

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(1.51%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	17.72%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(15.99%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Average Annual Total Returns as of 12/31/25	One Year	Five Years	Since Inception (November 11, 2020)
Guinness Atkinson Sustainable Energy ETF
Return Before Taxes	26.44%	1.80%	5.14%
Return After Taxes on Distributions(1)	26.36%	1.46%	4.81%
Return After Taxes on Distributions and Sale of Fund Shares(1)	15.90%	1.31%	3.94%
MSCI World Index (Net Return) (Reflects No Deductions for Fees and Expenses)	21.09%	12.14%	13.19%

(1)       After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects No Deductions for Fees and Expenses
Performance Availability Website Address [Text]	www.gafunds.com
Guinness Atkinson US Dividend Builder ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Information
Performance Narrative [Text Block]	No performance information is presented for the Fund because it has not yet been in operation for a full calendar year.